Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2019
Summary of Significant Accounting Policies [Abstract]
Basis for presentation of the financial statements
A.	Basis for presentation of the financial statements

The Group’s financial statements as of December 31, 2019 and 2018 and for each of the three years in the period ended on December 31, 2019, comply with IFRS as issued by the International Accounting Standards Board (“IASB”).

The consolidated financial statements have been prepared on the historical cost basis.

The consolidated financial statements were authorized for issuance by the Company’s board of directors on March 9, 2020.

Use of estimates and judgments
B.	Use of estimates and judgments

The preparation of financial statements in conformity with IFRS as issued by the IASB requires management to make judgments, estimates and assumptions that affect the application of accounting policies and the reported amounts of assets, liabilities, income and expenses. Actual results may differ from these estimates.

The preparation of accounting estimates used in the preparation of the Group’s financial statements requires management of the Company to make assumptions regarding circumstances and events that involve considerable uncertainty. Management of the Company prepares the estimates on the basis of past experiences, various facts, external circumstances, and reasonable assumptions according to the pertinent circumstances of each estimate. Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimates are revised and in any future periods affected.

Below is information about significant assumptions made by the Group with respect to estimates and judgments:

-

Recoverable amount of cash generating unit

The Company determined that all its assets operate as a single cash-generating unit. As of December 31, 2019, the market value of the Company’s assets was less than their book value and accordingly, the Company assessed their value in use. The value in use assessment has been performed with the assistance of an external independent valuator and was determined by discounting the future cash flows to be generated from the continuing use of the unit based on a four-year cash flow forecast and a terminal value for the representative year. Based on the valuation, as of December 31, 2019, the value in use was significantly higher than its book value and accordingly no impairment has been recorded.

The valuation of the value in use included key assumptions such as revenue growth and discount rates. Changes in these assumptions may have an impact on future impairment losses recognition.

-	Fair value measurement of financial instruments

The Company accounts for financial liabilities relating to convertible notes, warrants and related derivatives at fair value through profit or loss. The fair value of these instruments are determined by using the Monte Carlo simulation method and the Black-Scholes model and assumptions regarding unobservable inputs used in the valuation model including the probability of meeting revenue targets, and weighted average cost of capital, all of which can lead to profit or loss from a change in the fair value of these instruments.

For information on details regarding fair value measurement at Level 3 and sensitivity analysis see Note 18.D regarding financial instruments.

Changes in accounting policies
C.	Changes in accounting policies

Initial application of new standards, amendments to standards and interpretations

IFRS 16 (Leases)

As from January 1, 2019 (the “date of initial application”), the Group applies IFRS 16, Leases (“IFRS 16”), which replaced IAS 17, Leases (“IAS 17”).

The main effect of the IFRS 16’s application is reflected in annulment of the existing requirement from lessees to classify leases as operating (off-balance sheet) or finance leases and the presentation of a unified model for lessees to account for all leases similarly to the accounting treatment of finance leases in IAS 17. Until the date of initial application, the Group classified most of the leases in which it is the lessee as operating leases, since it did not substantially bear all the risks and rewards from the assets.

In accordance with IFRS 16, for agreements in which the Group is the lessee, the Group recognizes a right-of-use asset and a lease liability at the inception of the lease contract for all the leases in which the Group has a right to control identified assets for a specified period of time, other than exceptions specified in the standard. Accordingly, the Group recognizes depreciation and amortization expenses in respect of a right-of-use asset, tests a right-of-use asset for impairment in accordance with IAS 36, Impairment of Assets, and recognizes financing expenses on a lease liability. Therefore, as from the date of initial application, lease payments relating to assets leased under an operating lease, which were presented as part of research and development, general and administrative, and sales and marketing expenses in the statement of profit or loss, are capitalized to assets and written down as depreciation and amortization expenses.

The Group elected to apply IFRS 16 using the modified retrospective approach, with an adjustment to the balance of retained earnings as at January 1, 2019, and without a restatement of comparative data. In respect of all the leases, the Group elected to apply the transitional provisions, such that on the date of initial application, it recognized a liability at the present value of the balance of future lease payments discounted at its incremental borrowing rate at that date calculated according to the average duration of the remaining lease period, as from the date of initial application, and concurrently recognized a right-of-use asset at the same amount of the liability, adjusted for any prepaid or accrued lease payments that were recognized as an asset or liability before the date of initial application. Therefore, application of IFRS 16 did not have an effect on the Group’s equity at the date of initial application.

 Furthermore, as part of the initial application of IFRS 16, the Group has chosen to apply the following expedients:

(1)	Not separating non-lease components from lease components and instead accounting for all the components as a single lease component; and

(2)	Applying the practical expedient regarding the recognition and measurement of short-term leases, for both leases that end within 12 months from the date of initial application and leases for a period of up to 12 months from the date of their inception for all groups of underlying assets to which the right-of-use relates.

The table below presents the cumulative effects of the items affected by the initial application on the statement of financial position as at January 1, 2019:

	According to IAS 17	The change	According to IFRS 16
	Thousands USD	Thousands USD	Thousands USD
Right-of-use assets	-	1,891	1,891
Other payables	(57)	57	-
Lease liabilities	-	(2,192)	(2,192)
Other long-term liabilities	(244)	244	-

In measurement of the lease liabilities, the Group discounted lease payments using the nominal incremental borrowing rate at January 1, 2019. The discount rates used to measure the major components of the lease liability range between 11.2% and 11.98%. This range is affected by differences in the lease term and differences between asset groups.

Subsidiary
D.	Subsidiary

A subsidiary is an entity controlled by the Company. The Company controls an entity when it is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity. The financial statements of the subsidiaries are included in the consolidated financial statements from the date that control commences until the date that control is lost. The accounting policies of the subsidiaries are aligned with the policies adopted by the Group.

Functional currency and presentation currency
E.	Functional currency and presentation currency

(1)	Functional and presentation currency

These consolidated financial statements are presented in U.S. dollars (“USD”), which is the Company’s functional currency, and have been rounded to the nearest thousands, except when otherwise indicated. The USD is the currency that represents the principal economic environment in which the Company operates.

(2)	Foreign currency transactions

Transactions in currencies other than the U.S. dollar are translated to the functional currency of the Group at exchange rates at the dates of the transactions. Monetary assets and liabilities denominated in foreign currencies at the reporting date are translated to the functional currency at the exchange rate at that date. The foreign currency gain or loss on monetary items is the difference between amortized cost in the functional currency at the beginning of the year, adjusted for effective interest and payments during the year, and the amortized cost in foreign currency translated at the exchange rate at the end of the year.

Non-monetary items that are measured in terms of historical cost in a foreign currency are translated using the exchange rate at the date of the transaction.

Foreign currency differences arising on translation are recognized in profit or loss.

(3)	Index linked financial items

Financial assets and liabilities which according to their terms are linked to changes in the Israeli Consumer Price Index (the “Index”) are adjusted according to the relevant Index on every reporting date in accordance with the terms of the agreement. Linkage differences deriving from said adjustment are recorded to profit and loss.

(4)	Below are details regarding the exchange rate of the New Israeli Shekel (“NIS”) and the Euro and the Index of the NIS:

	Consumer Price Index	Euro	NIS
December 31, 2019	100.8	1.10	0.29
December 31, 2018	100.2	1.14	0.27
December 31, 2017	100.4	1.20	0.29
Change in percentages:
Year ended December 31, 2019	(0.05)	(3.5)	7.40
Year ended December 31, 2018	(0.19)	(5)	(6.89)
Year ended December 31, 2017	(0.47)	14.28	11.53

Financial instruments
F.	Financial instruments

(1)	Non-derivative financial assets – policy applicable as from January 1, 2018

Initial recognition and measurement of financial assets

The Group initially recognizes trade receivables on the date that they are created. All other financial assets are recognized initially on the trade date at which the Group becomes a party to the contractual provisions of the instrument. A financial asset is initially measured at fair value plus transaction costs that are directly attributable to the acquisition or issuance of the financial asset. A trade receivable without a significant financing component is initially measured at the transaction price. Receivables originating from contract assets are initially measured at the carrying amount of the contract assets on the date classification was changed from contract asset to receivables.

Derecognition of financial assets

Financial assets are derecognized when the contractual rights of the Group to the cash flows from the asset expire, or the Group transfers the rights to receive the contractual cash flows on the financial asset in a transaction in which substantially all the risks and rewards of ownership of the financial asset were transferred. When the Group retains substantially all of the risks and rewards of ownership of the financial asset, it continues to recognize the financial asset.

Classification of financial assets into categories and the accounting treatment of each category

Financial assets are classified at initial recognition to one of the following measurement categories: amortized cost; fair value through other comprehensive income – investments in debt instruments; fair value through other comprehensive income – investments in equity instruments; or fair value through profit or loss.

The Group does not expect to incur any credit loss, thus the financial statements do not include provision for expected credit loss.

All financial assets not classified as measured at amortized cost or fair value through other comprehensive income as described above, as well as financial assets designated at fair value through profit or loss, are measured at fair value through profit or loss. On initial recognition, the Group designates financial assets at fair value through profit or loss if doing so eliminates or significantly reduces an accounting mismatch that would otherwise arise.

The Group has balances of trade and other receivables and deposits that are held within a business model whose objective is collecting contractual cash flows. The contractual cash flows of these financial assets represent solely payments of principal and interest that reflect consideration for the time value of money and the credit risk. Accordingly, these financial assets are measured at amortized cost.

(2)	Non-derivative financial assets – policy applicable before January 1, 2018

Initial recognition and measurement of financial assets

The Group initially recognizes loans and receivables and deposits on the date that they are created. Non-derivative financial instruments are comprised of trade and other receivables, cash and deposits.

Derecognition of financial assets

Financial assets are derecognized when the contractual rights of the Group to the cash flows from the asset expire, or the Group transfers the rights to receive the contractual cash flows on the financial asset in a transaction in which substantially all the risks and rewards of ownership of the financial asset are transferred.

When the Group retains substantially all of the risks and rewards of ownership of the financial asset, it continues to recognize the financial asset.

Classification of financial assets into categories and the accounting treatment of each category

The Group classifies its financial assets according to the following categories:

Financial assets at fair value through profit or loss

A financial asset is classified at fair value through profit or loss if it is classified as held for trading or is designated as such upon initial recognition. Financial assets are designated at fair value through profit or loss if the Group manages such investments and makes purchase and sale decisions based on their fair value in accordance with the Group’s documented risk management or investment strategy, provided that the designation is intended to prevent an accounting mismatch, or the asset is a combined instrument including an embedded derivative.

Attributable transaction costs are recognized in profit or loss as incurred. Financial assets at fair value through profit or loss are measured at fair value, and changes therein are recognized in profit or loss.

Financial assets designated at fair value through profit or loss also include equity investments that otherwise would have been classified as available for sale.

Loans and receivables

Loans and receivables are non-derivative financial assets with fixed or determinable payments that are not quoted in an active market. Such assets are recognized initially at fair value plus any directly attributable transaction costs. Subsequent to initial recognition, loans and receivables are measured at amortized cost using the effective interest method, less any impairment losses.

Loans and receivables comprised of cash and cash deposits and trade and other receivables.

Cash includes cash balances available for immediate use. Deposits include short-term deposits with banking corporations (with original maturities of three months or more) that are readily convertible into known amounts of cash and are exposed to insignificant risks of change in value.

(3)	Non-derivative financial liabilities

Non-derivative financial liabilities include trade and other payables.

Initial recognition of financial liabilities

The Group initially recognizes financial liabilities on the trade date at which the Group becomes a party to the contractual provisions of the instrument.

Subsequent measurement of financial liabilities

Financial liabilities are recognized initially at fair value less any directly attributable transaction costs. Subsequent to initial recognition these financial liabilities are measured at amortized cost using the effective interest method. Transaction costs directly attributable to an expected issuance of an instrument that will be classified as a financial liability are recognized as an asset in the framework of deferred expenses in the statement of financial position. These transaction costs are deducted from the financial liability upon its initial recognition, or are amortized as financing expenses in the statement of profit or loss and other comprehensive income when the issuance is no longer expected to occur.

Derecognition of financial liabilities

Financial liabilities are derecognized when the obligation of the Group, as specified in the agreement, expires or when it is discharged or cancelled.

Offset of financial instruments

Financial assets and liabilities are offset and the net amount presented in the statement of financial position when, and only when, the Company currently has a legal right to offset the amounts and intends either to settle on a net basis or to realize the asset and settle the liability simultaneously.

Property plant and equipment
G.	Property plant and equipment

Property plant and equipment are presented according to cost, including directly attributed acquisition costs, minus accumulated depreciation and losses from accrued decrease in value. Improvements and upgrades are included in the assets’ costs whereas maintenance and repair costs are recognized in profit and loss as accrued.

Gains and losses on disposal of a fixed asset item are determined by comparing the net proceeds from disposal with the carrying amount of the asset, and are recognized in their corresponding section, in profit or loss.

The cost of printers used for internal purposes, which are classified as property, plant and equipment, includes the cost of materials and direct labor, and any other costs directly attributable to bringing the assets to a working condition for their intended use.

The depreciation is calculated in equal yearly rates during the period of the useful life span of the assets, as follows:

%

Machinery and equipment (mainly 7%)	7 - 25
Computers	20 - 33
Office furniture and equipment	7 - 15
Leasehold Improvements	7 - 10
Printers leased to customers	25

Depreciation methods, useful lives and residual values are reviewed at the end of each reporting year and adjusted if appropriate.

Inventory
H.	Inventory

Inventories are measured at the lower of cost and net realizable value. The cost of inventories is based on the weighted averages method, and includes expenditure incurred in acquiring the inventories and the costs incurred in bringing them to their existing location and condition. In the case of manufactured inventories and work in progress, cost includes an appropriate share of production overheads based on normal operating capacity. Net realizable value is the estimated selling price in the ordinary course of business, less the estimated costs of completion and selling expenses.

Impairment of non-financial assets
I.	Impairment of non-financial assets

The carrying amounts of the Group’s non-financial assets are reviewed at each reporting date to determine whether there is any indication of impairment. If any such indication exists, then the asset’s recoverable amount is estimated.

The recoverable amount of an asset is the greater of its value in use and its fair value, minus the costs of disposal. In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects the assessments of market participants regarding the time value of money and the risks specific to the asset, for which the estimated future cash flows from the asset were not adjusted.

An impairment loss is recognized if the carrying amount of an asset exceeds its estimated recoverable amount. Impairment losses are recognized in profit or loss.

See also note 2.B of impairment test performed as of December 31, 2019.

Provisions
J.	Provisions

A provision for claims is recognized if, as a result of a past event, the Group has a present legal or constructive obligation that can be estimated reliably and it is probable that an outflow of economic benefits will be required to settle the obligation. When the value of time is material, the provision is measured at its present value.

Treasury shares and Ordinary Shares
K.	Treasury shares and Ordinary Shares

When share capital recognized as equity is repurchased by the Group, the amount of the consideration paid, which includes directly attributable costs, net of any tax effects, is recognized as a deduction from equity. Repurchased shares are classified as treasury shares. When treasury shares are sold or reissued subsequently, the amount received is recognized as an increase in equity, and the resulting surplus on the transaction is carried to share premium, whereas a deficit on the transaction is deducted from retained earnings.

Ordinary Shares are classified as equity. Incremental costs directly attributable to the issuance of Ordinary Shares and share options are recognized as a deduction from equity, net of any tax effects.

Revenue recognition
L.	Revenue recognition

The Company early adopted IFRS 15, Revenues from Contracts with Customers, in the financial statements for the year ended December 31, 2017. IFRS 15 provides new guidance on revenue recognition, on a retrospective basis.

The Company recognizes revenue when the customer obtains control over the promised goods or services. The revenue is measured according to the amount of the consideration to which the Company expects to be entitled in exchange for the goods or services promised to the customer, other than amounts collected for third parties.

The Company accounts for a contract with a customer only when the following conditions are met:

(a)	The parties to the contract have approved the contract (in writing, orally or according to other customary business practices) and they are committed to satisfying the obligations attributable to them;

(b)	The Company can identify the rights of each party in relation to the goods or services that will be transferred;

(c)	The Company can identify the payment terms for the goods or services that will be transferred;

(d)	The contract has a commercial substance (i.e. the risk, timing and amount of the entity’s future cash flows are expected to change as a result of the contract); and

(e)	It is probable that the consideration, to which the Company is entitled to in exchange for the goods or services transferred to the customer, will be collected.

If a contract with a customer does not meet all of the above criteria, consideration received from the customer is recognized as a liability until the criteria are met or when one of the following events occurs: the Company has no remaining obligations to transfer goods or services to the customer and any consideration promised by the customer has been received and cannot be returned; or the contract has been terminated and the consideration received from the customer cannot be refunded.

On the contract’s inception date the Company assesses the goods or services promised in the contract with the customer and identifies as a performance obligation any promise to transfer to the customer goods or services (or a bundle of goods or services) that are distinct.

The Company identifies goods or services promised to the customer as being distinct when the customer can benefit from the goods or services on their own or in conjunction with other readily available resources and the Company’s promise to transfer the goods or services to the customer is separately identifiable from other promises in the contract. The Company’s identified performance obligations includes: printer, ink, maintenance (which is generally provided for a period of up to one year), training and installation.

Revenue is allocated among performance obligations in a manner that reflects the consideration that the Company expects to be entitled to for the promised goods based on the standalone selling prices (“SSP”) of the goods or services of each performance obligation. SSP are estimated for each distinct performance obligation and judgment may be required in their determination. The best evidence of SSP is the estimated price of a product or service if the Company would sell them separately in similar circumstances and to similar customers.

The Company allocates the transaction price to the identified performance obligations based on the residual approach, while allocating the estimated standalone selling prices for performance obligations relating to maintenance, training and installation services, and the residual is allocated to the printer.

Revenues allocated to the printers, installation and training, and ink and other consumables are recognized when the control is passed at a point in time. Currently, the Company also sells its printers through resellers. The Company recognizes revenue to resellers at the time of sale to the resellers, assuming the Company has completed its obligations related to the sale.

Maintenance revenue is recognized ratably, on a straight-line basis, over the period of the services. Revenue from training and installation is recognized during the time of performance.

A contract asset is recognized when the Group has a right to consideration for goods or services it transferred to the customer that is conditional on other than the passing of time, such as future performance of the Group. Contract assets are classified as receivables when the rights in their respect become unconditional.

A contract liability is recognized when the Group has an obligation to transfer goods or services to the customer for which it received consideration (or the consideration is payable) from the customer.

Research and development and Intangible assets
M.	Research and development and intangible assets

Expenditure on research activities, undertaken with the prospect of gaining new scientific or technical knowledge and understanding, is recognized in profit or loss when incurred.

Development activities involve a plan or design for the production of new or substantially improved products and processes. Development expenditure is capitalized only if development costs can be measured reliably, the product or process is technically and commercially feasible, future economic benefits are probable, and the Group has the intention and sufficient resources to complete development and to use or sell the asset.

The expenditure capitalized in respect of development activities includes the cost of materials, direct labor and overhead costs that are directly attributable to preparing the asset for its intended use.

In the fourth quarter of 2016, the Group ceased to capitalize development expenses and began to amortize the intangible asset arising from capitalization of development expenses, upon the initiation of its beta program. In subsequent periods, capitalized development expenditure is measured at cost minus accumulated amortization and accumulated impairment losses.

Amortization of intangible assets
N.	Amortization of intangible assets

Amortization is a systematic allocation of the amortizable amount of an intangible asset over its useful life. The amortizable amount is the cost of the asset, minus its residual value. Amortization is recognized in profit or loss on a straight-line basis, over the estimated useful lives of the intangible assets from the date they are available for use, since these methods most closely reflect the expected pattern of consumption of the future economic benefits embodied in each asset.

The estimated useful lives of the capitalized development costs have been determined by the Company’s management as 10 years. Amortization methods, useful lives and residual values are reviewed at the end of each reporting year and adjusted if appropriate.

Government grants
O.	Government grants

Government grants are recognized initially at fair value when there is reasonable assurance that they will be received and the Group will comply with the conditions associated with the grant.

Grants from the Israeli Innovation Authority (the “Innovation Authority”), with respect to research and development projects, are accounted for as forgivable loans according to IAS 20, Accounting for Government Grants and Disclosure of Government Assistance. Grants received from the Innovation Authority are recognized as a liability according to their fair value on the date of their receipt, unless it is reasonably certain, on that date, that the amount received will not be refunded. The amount of the liability is reexamined each period, and any changes in the present value of the cash flows discounted at the original interest rate of the grant are recognized in profit or loss. The difference between the amount received and the fair value on the date of receiving the grant is recognized as a deduction of research and development expenses. Expenses related to revaluation of the liability in respect of government grants were recognized in the statements of profit or loss and other comprehensive income as finance expenses.

Leases
P.	Leases

Policy applicable before January 1, 2019

Determining whether an arrangement contains a lease

At inception or upon reassessment of an arrangement, the Group determines whether such an arrangement is or contains a lease. An arrangement is a lease or contains a lease if the following two criteria are met:

●	The fulfilment of the arrangement is dependent on the use of a specific asset or assets; and

●	The arrangement contains rights to use the asset.

Leases that do not transfer substantially all the risks and rewards incidental to ownership of an underlying asset were classified as operating leases.

The Group recognized operating lease payments as expenses on a straight-line basis over the lease term.

Policy applicable as from January 1, 2019

Determining whether an arrangement contains a lease

On the inception date of the lease, the Group determines whether the arrangement is a lease or contains a lease, while examining if it conveys the right to control the use of an identified asset for a period of time in exchange for consideration. In its assessment of whether an arrangement conveys the right to control the use of an identified asset, the Group assesses whether it has the following two rights throughout the lease term:

(a)	The right to obtain substantially all the economic benefits from use of the identified asset; and

(b)	The right to direct the identified asset’s use.

For lease contracts that contain non-lease components, such as services or maintenance, that are related to a lease component, the Group elected to account for the contract as a single lease component without separating the components.

Leased assets and lease liabilities

Contracts that award the Group control over the use of a leased asset for a period of time in exchange for consideration, are accounted for as leases. Upon initial recognition, the Group recognizes a liability at the present value of the balance of future lease payments (these payments do not include certain variable lease payments), and concurrently recognizes a right-of-use asset at the same amount of the lease liability, adjusted for any prepaid or accrued lease payments, plus initial direct costs incurred in respect of the lease.

Since the interest rate implicit in the Group’s leases is not readily determinable, the incremental borrowing rate of the lessee is used. Subsequent to initial recognition, the right-of-use asset is accounted for using the cost model, and depreciated over the shorter of the lease term or useful life of the asset.

The Group has elected to apply the practical expedient by which short-term leases of up to one year and/or leases in which the underlying asset has a low value, are accounted for such that lease payments are recognized in profit or loss on a straight-line basis, over the lease term, without recognizing an asset and/or liability in the statement of financial position.

The lease term

The lease term is the non-cancellable period of the lease plus periods covered by an extension or termination option if it is reasonably certain that the lessee will or will not exercise the option, respectively.

Variable lease payments

Variable lease payments that depend on an index or a rate, are initially measured using the index or rate existing at the commencement of the lease and are included in the measurement of the lease liability. When the cash flows of future lease payments change as the result of a change in an index or a rate, the balance of the liability is adjusted against the right-of-use asset.

Other variable lease payments that are not included in the measurement of the lease liability are recognized in profit or loss in the period in which the event or condition that triggers payment occurs.

Depreciation of right-of-use asset

After lease commencement, a right-of-use asset is measured on a cost basis less accumulated depreciation and accumulated impairment losses and is adjusted for re-measurements of the lease liability. Depreciation is calculated on a straight-line basis over the useful life or contractual lease period, whichever is earlier, as follows:

●	Buildings	5 years

●	Motor vehicles	3 years

 Reassessment of lease liability

Upon the occurrence of a significant event or a significant change in circumstances that is under the control of the Group and had an effect on the decision whether it is reasonably certain that the Group will exercise an option, which was not included before in the lease term, or will not exercise an option, which was previously included in the lease term, the Group re-measures the lease liability according to the revised leased payments using a new discount rate. The change in the carrying amount of the liability is recognized against the right-of-use asset, or recognized in profit or loss if the carrying amount of the right-of-use asset was reduced to zero.

Lease modifications

When a lease modification increases the scope of the lease by adding a right to use one or more underlying assets, and the consideration for the lease increased by an amount commensurate with the stand-alone price for the increase in scope and any appropriate adjustments to that stand-alone price to reflect the contract’s circumstances, the Group accounts for the modification as a separate lease.

In all other cases, on the initial date of the lease modification, the Group allocates the consideration in the modified contract to the contract components, determines the revised lease term and measures the lease liability by discounting the revised lease payments using a revised discount rate.

For lease modifications that decrease the scope of the lease, the Group recognizes a decrease in the carrying amount of the right-of-use asset in order to reflect the partial or full cancellation of the lease, and recognizes in profit or loss a profit (or loss) that equals the difference between the decrease in the right-of-use asset and re-measurement of the lease liability.

For other lease modifications, the Group re-measures the lease liability against the right-of-use asset.

Financing income and expenses
Q.	Financing income and expenses

Financing income comprised of interest income on deposits, revaluation of liability in respect of government grants, foreign currency gains and fair value changes of financial liabilities through profit and loss.

Financing expenses comprised of bank fees, exchange rate differences, revaluation of liability in respect of government grants and fair value changes of financial liabilities through profit and loss.

Foreign currency gains and losses on financial assets and financial liabilities are reported on a net basis as either financing income or financing expenses depending on whether foreign currency movements are in a net gain or net loss position.

Employee benefits
R.	Employee benefits

Severance pay

The Group’s liability for severance pay for its employees is calculated pursuant to Israeli Severance Pay Law (1963) (the “Severance Pay Law”). The Group’s liability is covered by monthly deposits with severance pay funds and insurance policies. For all of the Group’s employees, the payments to pension funds and to insurance companies exempt the Group from any obligation towards its employees, in accordance with Section 14 of the Severance Pay Law, which is accounted for as a defined contribution plan (as defined below). Accumulated amounts in pension funds and in insurance companies are not under the Group’s control or management and, accordingly, neither those amounts nor the corresponding accrual for severance pay are presented in the consolidated statements of financial position.

A defined contribution plan is a post-employment benefit plan under which an entity pays fixed contributions into a separate entity and has no legal or constructive obligation to pay further amounts. Obligations for contributions to defined contribution pension plans are recognized as an expense in profit or loss in the periods during which related services are rendered by employees.

Share-based payment transactions

The grant date fair value of share-based payment awards granted to employees is recognized as a salary expense, with a corresponding increase in equity, over the period that the employees become unconditionally entitled to the awards. Share-based payment arrangements in which the subsidiary grants rights to parent company equity instruments to its employees are accounted for by the Group as equity-settled share-based payment transactions.

Loss per share
S.	Loss per share

The Group presents basic and diluted loss per share for its Ordinary Shares. Basic loss per share is calculated by dividing the loss attributable to holders of Ordinary Shares of the Company by the weighted average number of Ordinary Shares outstanding during the year, adjusted for treasury shares. Diluted loss per share is determined by adjusting the loss attributable to holders of Ordinary Shares of the Company and the weighted average number of Ordinary Shares outstanding, after adjustment for treasury shares, for the effects of all dilutive potential Ordinary Shares.